Segments of Operations	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segments of Operations
Segments of Operations

GALIC manages its business as two segments: (i) Annuity and (ii) Run-off life. GALIC’s annuity business markets traditional fixed, fixed-indexed and variable-indexed annuities in the retail, financial institutions, broker-dealer and registered investment advisor markets. GALIC’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.

The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	December 31,
	2018	2017	2016
Assets
Annuity	$40,115	$37,392	$33,607
Run-off life	686	728	755
Total assets	$40,801	$38,120	$34,362

	Year ended December 31,
	2018	2017	2016

Revenues
Annuity:
Net investment income	$1,638	$1,458	$1,355
Other income	108	106	104
Total annuity	1,746	1,564	1,459
Run-off life	50	47	49
Total revenues before realized gains (losses)	1,796	1,611	1,508
Realized losses on securities	(105)	(13)	(9)
Total revenues	$1,691	$1,598	$1,499

Earnings Before Income Taxes
Annuity	$363	$385	$371
Run-off life	(2)	9	5
Total earnings before realized gains (losses) and income taxes	361	394	376
Realized gains (losses) on securities	(105)	(13)	(9)
Total earnings before income taxes	$256	$381	$367